Expense Example, No Redemption - AZL S&P 500 Index Fund	Apr. 30, 2021 USD ($)
AZL S&P 500 Index Fund Class 1
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 26
Expense Example, No Redemption, 3 Years	80
Expense Example, No Redemption, 5 Years	141
Expense Example, No Redemption, 10 Years	318
AZL S&P 500 Index Fund Class 2
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	51
Expense Example, No Redemption, 3 Years	160
Expense Example, No Redemption, 5 Years	280
Expense Example, No Redemption, 10 Years	$ 628